As filed with the Securities and Exchange Commission on June 1, 2009

File Nos. 033-12113

811-05028

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒

Post-Effective Amendment No. 155	☒

and

Registration Statement Under the Investment Company Act of 1940	☒

Amendment No. 199	☒

PIMCO Funds

(Exact Name of Registrant as Specified in Charter)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(866) 746-2606

Robert W. Helm, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, California 92660

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On (June 8, 2009) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 155 to the Registration Statement of PIMCO Funds (the “Trust” or the “Registrant”) incorporates by reference the Prospectus and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 152, which was filed with the Securities and Exchange Commission on March 18, 2009. This Post-Effective Amendment No. 155 is filed to extend the effective date of Post-Effective Amendment No. 152 to June 8, 2009. This Amendment does not affect the currently effective prospectuses and statement of additional information for other series and classes of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 155 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 1st day of June, 2009.

PIMCO FUNDS (Registrant)

By:
Brent R. Harris* President

*By:	/s/ ROBERT W. HELM
Robert W. Helm as attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris*	Trustee	June 1, 2009

William J. Popejoy*	Trustee	June 1, 2009

Vern O. Curtis*	Trustee	June 1, 2009

E. Philip Cannon**	Trustee	June 1, 2009

J. Michael Hagan**	Trustee	June 1, 2009

Richard M. Weil***	Trustee	June 1, 2009

Brent R. Harris*	President (Principal Executive Officer)	June 1, 2009

John P. Hardaway*	Treasurer (Principal Financial and Accounting Officer)	June 1, 2009

*By:	/s/ ROBERT W. HELM
Robert W. Helm as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 36 to Registration Statement No. 33-12113 on July 11, 1997.

**	Pursuant to power of attorney filed with Post-Effective Amendment No. 54 to Registration Statement No. 33-12113 on May 18, 2000.

***	Pursuant to power of attorney filed with Post-Effective Amendment No. 153 to Registration Statement No. 33-12113 on April 13, 2009.